Shareholders' Equity - Preferred Stock (Details) - USD ($)		1 Months Ended			12 Months Ended
		Nov. 30, 2016	Oct. 31, 2016	May 31, 2016	Dec. 31, 2016	Nov. 01, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Preferred shares, shares outstanding				34,150,000	28,169,062		34,150,000
Preferred stock exchanged				0
Preferred stock redeemed		(5,980,938)
Aggregate liquidation value					$ 704,227,000	$ 150,000,000	$ 853,750,000
Series D 6.5% cumulative
Class of Stock [Line Items]
Preferred shares, shares outstanding				2,784,736	0		9,200,000
Preferred stock exchanged				(6,415,264)
Preferred stock redeemed		(2,784,736)
Annual dividend rate		6.50%	6.50%
Liquidation preference per share		$ 25
Series E 7.25% cumulative
Class of Stock [Line Items]
Preferred shares, shares outstanding				3,196,202	0		14,950,000
Preferred stock exchanged				(11,753,798)
Preferred stock redeemed		(3,196,202)
Annual dividend rate		7.25%	7.25%
Liquidation preference per share		$ 25
Series F 5.875% non-cumulative
Class of Stock [Line Items]
Preferred shares, shares outstanding				2,679,426	2,679,426		10,000,000
Preferred stock exchanged				(7,320,574)
Preferred stock redeemed		0
Annual dividend rate					5.875%
Underwriting discounts and commissions	[1]				$ 2,300
Aggregate liquidation value					$ 67,000
Liquidation preference per share					$ 25
Series G 6.5% cumulative
Class of Stock [Line Items]
Preferred shares, shares outstanding				6,415,264	6,415,264		0
Preferred stock exchanged				6,415,264
Preferred stock redeemed		0
Annual dividend rate					6.50%
Underwriting discounts and commissions	[1]				$ 5,400
Aggregate liquidation value					$ 160,400
Liquidation preference per share					$ 25
Series H 7.25% cumulative
Class of Stock [Line Items]
Preferred shares, shares outstanding				11,753,798	11,753,798		0
Preferred stock exchanged				11,753,798
Preferred stock redeemed		0
Annual dividend rate					7.25%
Underwriting discounts and commissions	[1]				$ 9,500
Aggregate liquidation value					$ 293,800
Liquidation preference per share					$ 25
Series I 5.875% non-cumulative
Class of Stock [Line Items]
Preferred shares, shares outstanding				7,320,574	7,320,574		0
Preferred stock exchanged				7,320,574
Preferred stock redeemed		0
Annual dividend rate					5.875%
Underwriting discounts and commissions	[1]				$ 6,400
Aggregate liquidation value					$ 183,000
Liquidation preference per share					$ 25

[1]	Underwriting discounts and commissions for Series F and I represent the original amounts paid to issue Series F shares. Underwriting discounts and commissions for Series G and H represent the original amounts paid to issue Series D and E which were redeemed in November 2016, as described below. These amounts were reallocated as a result of the shares that were exchanged in May 2016 of December 31, 2016 for $nil consideration or cost.